                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, NY 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:

    /s/ Wayne Cooperman          New York, NY     August 16, 1999
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     1

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $183,234
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
1.                 Wayne Cooperman
         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               FAIR                                       (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

Loral Space &
 Communications    Common        G56462107     4,320,000   240,000 SH                    X       1               X
AMC Entertainment
 Inc               Common        001669100     1,324,400    68,800 SH                    X       1               X
Adminstaff Inc     Common        007094105     1,568,000    98,000 SH                    X       1               X
Advo Inc.          Common        007585102     2,278,350   109,800 SH                    X       1               X
Advanta Corp -
 Class B           Common        007942204    10,095,925   744,400 SH                    X       1                       X
Anthracite Capital
 Inc               Common        037023108     1,255,406   191,300 SH                    X       1               X
Apria Healthcare
 Group             Common        037933108     5,234,300   307,900 SH                    X       1               X
Bally's Total
 Fitness           Common        05873K108    10,266,075   361,800 SH                    X       1               X
Cabletron Systems
 Inc               Common        126920107       468,000    36,000 SH                    X       1               X
Caribiner
 International Inc Common        141888107     1,175,007   189,900 SH                    X       1               X
Citizens Uitility  Common        177342201       667,500    60,000 SH                    X       1               X
Coinmach Laundry
 Corp              Common        19259L101     2,729,082   215,100 SH                    X       1               X
Convergys Corp     Common        212485106     1,040,438    53,700 SH                    X       1               X
Crestline Capital
 Corp              Common        226153104    12,713,612   756,200 SH                    X       1               X
Cytec Industries
 Inc               Common        232820100       630,000    20,000 SH                    X       1               X
Donaldson Lufkin
 & Jenrette        Common        257661108     2,410,000    40,000 SH                    X       1               X
ETEC Systems Inc   Common        26922C103       315,875     9,500 SH                    X       1               X
Galileo
 International Inc Common        363547100     9,084,375   170,000 SH                    X       1               X
General Motors
 Corp              Common        370442105     3,960,000    60,000 SH                    X       1               X
Grand Union Co     Common        386532402     2,898,831   268,100 SH                    X       1               X
Hilton Hotels Corp Common        432848109       283,750    20,000 SH                    X       1               X
Humana Inc         Common        444859102       258,750    20,000 SH                    X       1               X
IMS Health Inc     Common        449934108       625,000    20,000 SH                    X       1               X



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Insignia Financial
 Group Inc         Common        45767A105       526,040    50,099 SH                    X       1               X
Interim Services
 Inc               Common        45868P100     1,027,126    49,800 SH                    X       1               X
Jackpot
 Enterprises Inc   Common        466392107       471,750    55,500 SH                    X       1               X
Johns Manville
 Corp              Common        478129109     3,207,901   231,200 SH                    X       1               X
Jones Apparel
 Group             Common        480074103     5,153,635   150,197 SH                    X       1               X
Kaufman & Broad
 Home Corp         Common        486168107     1,542,250    62,000 SH                    X       1               X
LNR Property Corp  Common        501940100    19,925,540   932,189 SH                    X       1               X
Lincare Holdings
 Inc               Common        532791100     1,042,500    41,700 SH                    X       1               X
Mentor Corp        Common        587188103       188,113    10,100 SH                    X       1               X
Meristar Hotels
 & Resorts Inc     Common        589988104       803,688   233,800 SH                    X       1               X
National Equipment
 Services Inc      Common        635847106     3,025,200   252,100 SH                    X       1               X
Navistar
 International     Common        63934E108     2,495,000    49,900 SH                    X       1               X
Newhall Land &
 Farming Co        Common        651426108     2,597,938   105,500 SH                    X       1                       X
Norrell Corp       Common        656301108     3,576,256   190,100 SH                    X       1               X
Panera Bread Co    Common        69840W108     3,702,601   580,800 SH                    X       1               X
Payless Shoesource
 Inc               Common        704379106     2,407,500    45,000 SH                    X       1               X
Pepsi Bottling
 Group Inc         Common        713409100     5,550,000   240,000 SH                    X       1               X
Personnel Group
 of America        Common        715338109       760,000    76,000 SH                    X       1               X
Prime Hospitality
 Corp              Common        741917108     5,157,324   429,777 SH                    X       1               X
Prison Realty Corp Common        74264N105       206,062    21,000 SH                    X       1               X
Providian Corp     Common        74406A102     1,865,000    20,000 SH                    X       1               X
Quantum Corp       Common        747906105     3,377,500   140,000 SH                    X       1               X
Quest Diagnostic   Common        74834L100     1,560,376    57,000 SH                    X       1               X
Republic Services
 Inc               Common        760759100     1,054,350    42,600 SH                    X       1               X
Resource America
 Inc               Common        761195205     2,272,150   156,700 SH                    X       1               X
Resource Assets
 Investment Trust  Common        761196104     3,202,963   253,700 SH                    X       1               X
Station Casinos
 Inc               Common        857689103     4,079,076   200,200 SH                    X       1               X
Suiza Foods Corp   Common        865077101    11,168,063   266,700 SH                    X       1               X
Sunstone Hotel
 Investors         Common        867933103       340,000    40,000 SH                    X       1               X




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Tenet Healthcare
 Corp              Common        88033G100     2,802,937   151,000 SH                    X       1               X
Total Renal Care
 Holdings          Common        89151A107     7,455,994   479,100 SH                    X       1               X
US Oncology Inc    Common        90338W103       150,000    12,500 SH                    X       1               X
UnitedGlobalCom
 Inc               Common        913247508     4,936,625    73,000 SH                    X       1               X

COLUMN TOTALS                                183,234,134


[Repeat as necessary]








































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